INCOME TAX AND SOCIAL CONTRIBUTION (Details 5) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Before Tax [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income	R$ 8,792,390	R$ (3,624,066)
Exchange differences on translations of foreign operations	21,664	(136,604)
Other	(2,183,307)	210,576
Total	6,630,746	(3,550,093)
Tax Expense Benefit [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income	(3,725,426)	1,484,751
Exchange differences on translations of foreign operations	(9,749)	61,472
Other	982,488	(94,759)
Total	(2,752,686)	1,451,463
Net Of Tax [Member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through other comprehensive income	5,066,964	(2,139,315)
Exchange differences on translations of foreign operations	11,915	(75,132)
Other	(1,200,819)	115,817
Total	R$ 3,878,060	R$ (2,098,630)